LONG-TERM OPERATING COMMITMENTS - Fuel Suppliers (Details) R$ in Thousands	Dec. 31, 2019 BRL (R$)
2021
Fuel Suppliers
Total	R$ 3,026,956
2021 | CGTEE
Fuel Suppliers
Total	89,496
2021 | Eletronuclear
Fuel Suppliers
Total	11,356
2021 | Amazonas GT
Fuel Suppliers
Total	2,926,104
2022
Fuel Suppliers
Total	3,088,379
2022 | CGTEE
Fuel Suppliers
Total	89,946
2022 | Eletronuclear
Fuel Suppliers
Total	72,329
2022 | Amazonas GT
Fuel Suppliers
Total	2,926,104
2023
Fuel Suppliers
Total	3,183,227
2023 | CGTEE
Fuel Suppliers
Total	89,946
2023 | Eletronuclear
Fuel Suppliers
Total	167,177
2023 | Amazonas GT
Fuel Suppliers
Total	2,926,104
2024
Fuel Suppliers
Total	3,016,050
2024 | CGTEE
Fuel Suppliers
Total	89,946
2024 | Amazonas GT
Fuel Suppliers
Total	2,926,104
2025
Fuel Suppliers
Total	2,994,039
2025 | Eletronuclear
Fuel Suppliers
Total	67,935
2025 | Amazonas GT
Fuel Suppliers
Total	2,926,104
After 2025
Fuel Suppliers
Total	19,175,709
After 2025 | Eletronuclear
Fuel Suppliers
Total	10,397,397
After 2025 | Amazonas GT
Fuel Suppliers
Total	R$ 8,778,312